Unaudited Interim Condensed Consolidated Balance Sheets - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
ASSETS
Cash and cash equivalents	$ 813,825	$ 509,798
Trade and other receivables	48,725	58,422
Other current financial assets	550	430
Current income tax recoverable	20,980	5,952
Prepaid expenses and other current assets	241,684	257,456
Total current assets	1,125,764	832,058
Satellites, property and other equipment	3,403,965	2,716,708
Deferred tax assets	5,796	4,231
Other long-term financial assets	20,427	18,283
Long-term income tax recoverable	2,859	6,993
Other long-term assets	322,666	368,657
Intangible assets	420,340	442,278
Goodwill	2,204,133	2,214,575
Total assets	7,505,950	6,603,783
LIABILITIES
Trade and other payables	70,804	57,447
Other current financial liabilities	1,449,939	857,637
Income taxes payable	158	2,772
Other current liabilities	46,683	58,431
Current indebtedness	2,750,299	2,341,145
Total current liabilities	4,317,883	3,317,432
Long-term indebtedness	1,306,912	1,152,462
Deferred tax liabilities	60,612	91,991
Other long-term financial liabilities	9,002	10,091
Other long-term liabilities	771,165	262,211
Total liabilities	6,465,574	4,834,187
SHAREHOLDERS’ EQUITY
Share capital	93,211	69,997
Accumulated earnings	71,262	330,814
Reserves	174,446	130,009
Total Telesat Corporation shareholders’ equity	338,919	530,820
Non-controlling interest	701,457	1,238,776
Total shareholders’ equity	1,040,376	1,769,596
Total liabilities and shareholders’ equity	$ 7,505,950	$ 6,603,783